Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 194,670,148.90
Previously Paid Amount	0.00
Total Fee Amount	28,733.31
Total Offset Amount	0.00
Net Fee	$ 28,733.31